JPMorgan Emerging Markets Debt Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated May 18, 2015

to the Prospectuses dated July 1, 2014, as supplemented

The portfolio manager information for the JPMorgan Emerging Markets Debt Fund in the sections titled “Management” in the Fund’s “Risk/Return Summary” and “The Fund’s Management and Administration — The Portfolio Managers” is deleted in its entirety and replaced by the following:

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Pierre-Yves Bareau	2009	Managing Director

The Portfolio Managers

JPMorgan Emerging Markets Debt Fund

The lead portfolio manager who is primarily responsible for the day-to-day management of the Fund is listed below. As part of that responsibility, the portfolio manager establishes and monitors the overall duration, yield curve, and sector allocation strategies for the Fund. The portfolio manager is assisted by multiple sector and research teams who help formulate duration and allocation recommendations and support the strategies of the Fund within the parameters established by the portfolio manager.

Pierre-Yves Bareau, Managing Director, is the lead portfolio manager responsible for day-to-day management of the Emerging Markets Debt Fund. Mr. Bareau has been a portfolio manager for the Fund since October 2009. Before joining JPMIM in October 2009, Mr. Bareau was the Chief Investment Officer for Fortis Investments for emerging markets debt for more than 10 years.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-EMD-PM-515

JPMorgan Emerging Markets Debt Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated May 18, 2015

to the Statement of Additional Information

dated July 1, 2014, as supplemented

All references to Matias Silvani and related information are hereby deleted.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

SUP-SAI-EMD-PM-515